Investment Strategy	Nov. 12, 2026
Advisors Capital Small Cap Blend Fund
Prospectus [Line Items]
Strategy [Heading]	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in the securities of small capitalization companies. The Fund fully includes exchange-traded funds ("ETFs") and mutual funds that have adopted an 80% small cap investment policy and proportionally includes the holdings of other funds on a look-through basis for purposes of measuring the Fund's own 80% investment policy. The Fund defines small capitalization companies as those with market capitalizations of less than $6 billion at the time of purchase. The Fund invests primarily in companies located in the United States, but may invest in foreign issuers. The Fund's investment advisor delegates execution of the Fund's investment strategy to Advisors Capital Management, LLC (the "Sub-Advisor"). The Sub-Advisor primarily employs a fund-of-funds strategy by using ETFs and mutual funds ("Underlying Funds"). Additionally, "blend" in the Fund's name is a reference to the Sub-Advisor's use of a blend of both a growth approach and a value approach to select securities for the Fund.

The Underlying Funds selected typically follow an index-tracking strategy, however, the Sub-Advisor may also use actively-managed Underlying Funds. The Sub-Advisor seeks to construct a portfolio of Underlying Funds that represents various themes and sub-strategies that will produce above-average risk-adjusted returns when compared to the U.S. equity market as a whole. Underlying Funds include those that track an equity index focused on specific market capitalizations, specific investment styles (for example, growth or value), or limits on expected volatility. There are no restrictions on the type of index-tracking Underlying Funds that the Sub-Advisor may choose. The Sub-Advisor uses SEC filings, computer databases, industry publications, general and business publications, brokerage firm research reports, and other information sources to gather information used in its fundamental analysis of the economy, sectors, and Underlying Funds. When selecting Underlying Funds, the Sub-Adviser considers relative expenses, past performance, and management tenure among Underlying Funds that fit its investment strategy goals.

Growth Sub-Strategy

The Sub-Advisor selects Underlying Funds that have portfolios that it believes are representative of the growth selection process described as follows. The Sub-Advisor defines a growth company as one which it believes has an above-average outlook for growth in sales or earnings. The Sub-Advisor selects stocks using a two-stage process. After it identifies a universe of growth companies it selects them based on price relative to growth outlook, which is sometimes referred to as growth-at-a-reasonable price or "GARP." To assess relative value the Sub-Advisor may also consider a company's (i) competitive advantage, (ii) proven products or services, (iii) length of record of above-average earnings growth, (iv) demonstrated record potential to sustain earnings growth, (v) connection to an industry experiencing increasing demand, and (vi) ability to grow sales or earnings in good or bad economic environments.

Value Sub-Strategy

The Sub-Advisor selects Underlying Funds that have portfolios that are representative of the value selection process described as follows. The Sub-Advisor defines a value company as one which it believes is trading below its (i) intrinsic value or (ii) trading below the P/E ratio (price-to-earnings) average of its peers. Intrinsic value of a company is based on data such as a company's cash flow generation, and/or asset value of the underlying business. From the universe of value companies, the Sub-Advisor selects those with the largest discount to intrinsic value or lowest P/E ratio.

The Fund is typically structured with 5 or more Underlying Funds. The Fund is diversified, invested in multiple industries, and the Sub-Advisor uses statistical analysis to avoid what it believes are over exposures to individual industry risk factors. The Sub-Advisor regularly reviews each of the Underlying Funds in the portfolio to confirm that each Underlying Fund continues to be consistent with the investment objective of the Fund. The Sub-Advisor primarily sells an Underlying Fund to adjust asset allocation but may also do so when a lower cost, or otherwise more attractive, Underlying Fund becomes available.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in the securities of small capitalization companies. The Fund fully includes exchange-traded funds ("ETFs") and mutual funds that have adopted an 80% small cap investment policy and proportionally includes the holdings of other funds on a look-through basis for purposes of measuring the Fund's own 80% investment policy.
Advisors Capital Large/Mid Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in the securities of large and mid capitalization companies. The Fund fully includes exchange-traded funds ("ETFs") and mutual funds that have adopted an 80% large and/or mid cap investment policy and proportionally includes the holdings of other funds on a look-through basis for purposes of measuring the Fund's own 80% investment policy. The Fund defines mid and large capitalization companies as those with market capitalizations of more than $6 billion at the time of purchase. The Fund invests primarily in companies located in the United States, but may invest in foreign issuers. The Fund's investment advisor delegates execution of the Fund's investment strategy to Advisors Capital Management, LLC (the "Sub-Advisor"). The Sub-Advisor primarily employs a fund-of-funds strategy by using ETFs and mutual funds ("Underlying Funds").

The Underlying Funds selected typically follow an index-tracking strategy, however, the Sub-Advisor may also use actively managed Underlying Funds. The Sub-Advisor seeks to construct a portfolio of Underlying Funds that represents various themes and sub-strategies that will produce above-average risk-adjusted returns when compared to the U.S. equity market as a whole. Underlying Funds include those that track an equity index focused on specific market capitalizations, specific investment styles (for example, large cap value), or limits on expected volatility. There are no restrictions on the type of index-tracking Underlying Funds that the Sub-Advisor may choose. The Sub-Advisor uses SEC filings, computer databases, industry publications, general and business publications, brokerage firm research reports, and other information sources to gather information used in its fundamental analysis of the economy, sectors and Underlying Funds. When selecting Underlying Funds, the Sub-Adviser considers relative expenses, past performance, and management tenure among Underlying Funds that fit its investment strategy goals.

Value Strategy

The Sub-Advisor selects Underlying Funds that have portfolios that are representative of the value selection process described as follows. The Sub-Advisor defines a value company as one which it believes is trading below its (i) intrinsic value or (ii) trading below the P/E ratio (price-to-earnings) average of its peers. Intrinsic value of a company is based on data such as a company's cash flow generation, and/or asset value of the underlying business. From the universe of value companies, the Sub-Advisor selects those with the largest discount to intrinsic value or lowest P/E ratio.

The Fund is typically structured with 5 or more Underlying Funds. The Fund is diversified, invested in multiple industries, and the Sub-Advisor uses statistical analysis to avoid what it believes are over exposures to individual industry risk factors. The Sub-Advisor regularly reviews each of the Underlying Funds in the portfolio to confirm that each Underlying Fund continues to be consistent with the investment objective of the Fund.

The Sub-Advisor primarily sells an Underlying Fund to adjust asset allocation but may also do so when a lower cost, or otherwise more attractive, Underlying Fund becomes available.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in the securities of large and mid capitalization companies. The Fund fully includes exchange-traded funds ("ETFs") and mutual funds that have adopted an 80% large and/or mid cap investment policy and proportionally includes the holdings of other funds on a look-through basis for purposes of measuring the Fund's own 80% investment policy.
Advisors Capital Vanguard Funds Diversified Equity Fund
Prospectus [Line Items]
Strategy [Heading]	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in shares of equity exchange traded funds ("ETFs"). The Fund expects to invest primarily in ETFs that are part of the Vanguard® family of funds (together these and other ETFs "Underlying Funds"). The Fund fully includes Underlying Funds if they have adopted an 80% equity securities investment policy and proportionally includes the holdings of other Underlying Funds on a look-through basis for purposes of measuring the Fund's own 80% equity investment policy. The Fund invests in companies located in the United States as well as in foreign issuers, including those in emerging markets. The Fund considers an emerging market country to include any country that is (a) generally recognized to be an emerging market country by International Bank for Reconstruction and Development (commonly known as the "World Bank"); (b) classified by the United Nations as a developing country; or (c) included in an emerging markets index. The Fund's investment advisor delegates execution of the Fund's investment strategy to Advisors Capital Management, LLC (the "Sub-Advisor"). The Sub-Advisor primarily employs a fund-of-funds strategy by using ETFs and mutual funds.

The Underlying Funds selected typically follow an index-tracking strategy, however, the Sub-Advisor may also use actively managed Underlying Funds. The Sub-Advisor seeks to construct a portfolio of Underlying Funds that represents various themes and sub-strategies that will produce above-average risk-adjusted returns when compared to the U.S. equity market as a whole. Underlying Funds include those that track an equity index focused on specific market capitalizations, specific investment styles (for example, large cap value), or regions (for example, emerging markets). There are no restrictions on the type of index-tracking Underlying Funds that the Sub-Advisor may choose. However, the Sub-Advisor expects that the Fund will allocate approximately 60-80% of its assets to US issuers and up to 40% to foreign issuers. The Sub-Advisor uses SEC filings, computer databases, industry publications, general and business publications, brokerage firm research reports, and other information sources to gather information used in its fundamental analysis of the economy, sectors and Underlying Funds. When selecting Underlying Funds, the Sub-Adviser considers relative expenses, past performance, and management tenure among Underlying Funds that fit its investment strategy goals. When selecting Vanguard® Underlying Funds, the Sub-Advisor utilizes information provided by Vanguard® Capital Management, LLC and or its affiliates as an input into its decision-making process. However, the Fund is not endorsed or recommended by Vanguard® or any of its affiliates.

The Fund is typically structured with 5 or more Underlying Funds. The Fund is diversified, invested in multiple industries, and the Sub-Advisor uses statistical analysis to avoid what it believes are over exposures to individual industry risk factors. The Sub-Advisor regularly reviews each of the Underlying Funds in the portfolio to confirm that each Underlying Fund continues to be consistent with the investment objective of the Fund. The Sub-Advisor primarily sells an Underlying Fund to adjust asset allocation but may also do so when a lower cost, or otherwise more attractive, Underlying Fund becomes available.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in shares of equity exchange traded funds ("ETFs"). The Fund expects to invest primarily in ETFs that are part of the Vanguard® family of funds (together these and other ETFs "Underlying Funds"). The Fund fully includes Underlying Funds if they have adopted an 80% equity securities investment policy and proportionally includes the holdings of other Underlying Funds on a look-through basis for purposes of measuring the Fund's own 80% equity investment policy.
Advisors Capital AF Capital Appreciation Fund
Prospectus [Line Items]
Strategy [Heading]	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests primarily in shares of American Funds® equity exchange traded funds ("ETFs") and or equity mutual funds ("Underlying American Funds") that are managed by Capital Research and Management Company ("Capital Research"). The Fund invests primarily in companies located in the United States, but may invest in foreign issuers including those in emerging markets. The Fund considers an emerging market country to include any country that is (a) generally recognized to be an emerging market country by International Bank for Reconstruction and Development (commonly known as the "World Bank"); (b) classified by the United Nations as a developing country; or (c) included in an emerging markets index. The Fund's investment advisor delegates execution of the Fund's investment strategy to Advisors Capital Management, LLC (the "Sub-Advisor"). The Sub-Advisor primarily employs a fund-of-funds strategy by using ETFs and mutual funds ("Underlying Funds").

The Underlying Funds selected typically follow an index-tracking strategy or active management strategy. The Sub-Advisor seeks to construct a portfolio of Underlying Funds that represents various themes and sub-strategies that will produce above-average risk-adjusted returns when compared to the U.S. equity market as a whole. Underlying Funds include those that track an equity index focused on specific market capitalizations, specific investment styles (for example, large cap value), or regions (for example, European Union countries). There are no restrictions on the type of index-tracking or actively managed Underlying Funds that the Sub-Advisor may choose. However, the Sub-Advisor expects that the Fund will allocate approximately 50-80% of its assets to US issuers and up to 50% to foreign issuers. The Sub-Advisor uses SEC filings, computer databases, industry publications, general and business publications, brokerage firm research reports, and other information sources to gather information used in its fundamental analysis of the economy, sectors and Underlying Funds. When selecting Underlying Funds, the Sub-Adviser considers relative expenses, past performance, and management tenure among Underlying Funds that fit its investment strategy goals. When selecting Underlying American Funds, the Sub-Advisor utilizes information provided by Capital Research as an input into its decision-making process. However, the Fund is not endorsed or recommended by Capital Research, American Funds® or any of their affiliates.

Value Strategy Sub-Strategy

The Sub-Advisor may select Underlying Funds that have portfolios that are representative of the value selection process described as follows. The Sub-Advisor defines a value company as one which it believes is trading below its (i) intrinsic value or (ii) trading below the P/E ratio (price-to-earnings) average of its peers. Intrinsic value of a company is based on data such as a company's cash flow generation, and/or asset value of the underlying business. From the universe of value companies, the Sub-Advisor selects those with the largest discount to intrinsic value or lowest P/E ratio.

The Fund is typically structured with 5 or more Underlying Funds. The Fund is diversified, invested in multiple industries, and the Sub-Advisor uses statistical analysis to avoid what it believes are over exposures to individual industry risk factors. The Sub-Advisor regularly reviews each of the Underlying Funds in the portfolio to confirm that each Underlying Fund continues to be consistent with the investment objective of the Fund. The Sub-Advisor primarily sells an Underlying Fund to adjust asset allocation but may also do so when a lower cost, or otherwise more attractive, Underlying Fund becomes available.